Maintenance Rights Intangible And Lease Premium, Net (Summary Of Details Of Lease Premiums And Related Accumulated Amortization) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 416,465	$ 439,365
Accumulated amortization	(52,328)	(21,330)
Finite-lived intangible assets	364,137	418,035
Lease Premium [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	107,140	119,763
Accumulated amortization	(36,413)	(25,996)
Finite-lived intangible assets	$ 70,727	$ 93,767